Acquisitions and disposals - Acquisitions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Acquisitions and disposals
Acquisitions during the year	€ 61	€ 9
Net cash acquired and acquisition related costs	26
Total cash consideration paid	87	€ 9	€ 28
Aggregate fair values of goodwill of the acquired operations	77
Aggregate fair values of assets of the acquired operations	123
Aggregate fair values of liabilities of the acquired operation	€ 139